LEASES (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of leases [Abstract]
Schedule of Right-of-use assets

			Machinery
	Buildings		and
	and land	Simulators	equipment	Aircraft	Total
Net book value as at April 1, 2019	$241.8	$183.7	$7.3	$—	$432.8
Additions and remeasurements	30.1	(3.4)	0.6	—	27.3
Additions – business combinations (Note 4)	1.1	—	—	0.4	1.5
Depreciation	(25.3)	(20.1)	(3.1)	(0.2)	(48.7)
Transfers and others	(1.0)	(25.3)	0.2	—	(26.1)
Foreign currency exchange differences	5.2	3.9	—	—	9.1
Net book value as at March 31, 2020	$251.9	$138.8	$5.0	$0.2	$395.9
Additions and remeasurements	(2.3)	0.1	16.1	13.0	26.9
Additions – business combinations (Note 4)	13.1	49.5	—	—	62.6
Depreciation	(29.0)	(17.2)	(3.4)	(0.5)	(50.1)
Impairment	(9.2)	—	—	—	(9.2)
Transfers and others	1.1	(97.1)	0.4	(0.2)	(95.8)
Foreign currency exchange differences	(13.6)	(8.2)	—	—	(21.8)
Net book value as at March 31, 2021	$212.0	$65.9	$18.1	$12.5	$308.5

Schedule of Undiscounted Lease Payments to be Received Under Operating Leases
Undiscounted lease payments to be received under operating leases are as follows:

	2021	2020
Less than 1 year	$28.6	$38.3
Between 1 and 2 years	24.1	35.6
Between 2 and 3 years	20.6	30.4
Between 3 and 4 years	20.2	25.8
Between 4 and 5 years	17.9	25.3
More than 5 years	28.9	65.7
Total undiscounted lease payments receivable	$140.3	$221.1

Schedule of Undiscounted Lease Payments to be Received Under Finance Leases
Undiscounted lease payments to be received under finance leases are as follows:

	2021	2020
Less than 1 year	$17.2	$19.5
Between 1 and 2 years	17.2	19.8
Between 2 and 3 years	20.6	27.4
Between 3 and 4 years	10.6	10.3
Between 4 and 5 years	12.4	11.6
More than 5 years	124.8	146.8
Total undiscounted lease payments receivable	$202.8	$235.4
Unearned finance income	(65.2)	(71.4)
Discounted unguaranteed residual values of leased assets	(9.1)	(9.0)
Total investment in finance leases	$128.5	$155.0
Current portion (Note 12)	13.6	16.8
Non-current portion (Note 18)	$114.9	$138.2